SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Estimated Useful Lives of Property and Equipment) (Details)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Leasehold improvement, estimated useful life	Shorter of useful life of the asset or the lease term
Computer and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property Plant And Equipment, Estimated Useful Lives	3 years
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property Plant And Equipment, Estimated Useful Lives	5 years
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property Plant And Equipment, Estimated Useful Lives	5 years